Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000094762
Shareholder Report [Line Items]
Fund Name	TransWestern Institutional Short Duration Government Bond Fund
Trading Symbol	TWSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TransWestern Institutional Short Duration Government Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.TranswesternFunds.com. You can also request this information by contacting us at (800) 997-0718.
Additional Information Phone Number	(800) 997-0718
Additional Information Website	www.TranswesternFunds.com
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 73,877,183
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 106,769
InvestmentCompanyPortfolioTurnover	205.00%